Document and Entity Information	Jan. 29, 2018
Prospectus:
Document Type	497
Document Period End Date	Jan. 29, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 29, 2018
Document Effective Date	Jan. 29, 2018
Prospectus Date	Dec. 26, 2017
ETFMG Alternative Harvest ETF | ETFMG Alternative Harvest ETF
Prospectus:
Trading Symbol	MJ